Issued capital	12 Months Ended
Jun. 30, 2023
Issued capital [Abstract]
Issued capital
Note 20.  Issued capital
	Consolidated
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	Shares	Shares	US$’000	US$’000

Ordinary shares - fully paid and unrestricted	64,747,477	53,028,867	965,857	926,581

Movements in ordinary share capital

Details	Date	Shares	US$’000

Balance	1 July 2021	19,828,593	10,338
Conversion of hybrid financial instruments		24,835,118	695,383
Ordinary shares issued (IPO)		8,269,231	231,539
Share-based payments, prepaid in advance		95,925	177
IPO capital raise costs, net of tax		-	(10,856)

Balance	1 July 2022	53,028,867	926,581
Shares issued under Committed Equity Facility		11,089,357	39,939
Unpaid shares issued under Committed Equity Facility		364,967	1,642
Shares issued for services		260,286	500
Equity settled share-based payments		4,000	15
Capital raise costs		-	(2,820)

Balance	30 June 2023	64,747,477	965,857

Refer note 33 for further information on B Class restricted shares issued.
Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

Committed Equity Facility
On 23 September 2022 Iris Energy entered into a share purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley”) to establish a committed equity facility (“ELOC”), pursuant to which Iris Energy may, at its option, sell up to US$100 million of ordinary shares to B. Riley over a two-year period. A resale registration statement relating to shares sold to B. Riley under the ELOC was declared effective by the SEC on 26 January 2023. During the year 11,454,324 shares were issued under the facility raising gross proceeds of $41,581,000. An additional $1,802,000 was raised through the sale of 388,845 shares from trades which were executed in June 2023 and subsequently issued and settled in July 2023.

Initial Public offering
The Company listed 55,036,108 ordinary shares on Nasdaq as part of an IPO on 17 November 2021. 8,269,231 ordinary shares were issued as part of this offering at a price of $28.00. Total proceeds (net of underwriting fees) of $215,331,000 were raised by the Group as part of this offering.

Conversion of hybrid financial instruments
On 16 November 2021, immediately prior to the IPO on Nasdaq, all hybrid financial instruments (convertible notes and simple agreement for future equity ‘SAFE’) converted to equity in accordance with the underlying deeds. 24,835,118 ordinary shares were issued to noteholders on conversion of these instruments resulting in a corresponding increase in issued capital of $695,383,000 (based on a conversion share price fair value of $28.00 on 16 November 2021). There are no outstanding convertible instruments as at 30 June 2023 (30 June 2022: none).

Loan-funded shares
As at 30 June 2023, there are 1,954,049 (30 June 2022: 1,954,049) restricted ordinary shares issued to management under the Employee Share Plan as well as certain non-employee founders of Podtech Innovation Inc. The total number of ordinary shares outstanding (including the loan funded shares) is 66,701,526 as at 30 June 2023 (30 June 2022: 54,982,916).

Capital risk management
The Group’s objectives when managing capital is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

Capital is regarded as total equity, as recognized in the consolidated statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, issue new debt or sell assets to reduce debt.